Transactions with Related Parties (Tables)	6 Months Ended
Jun. 30, 2013
Transactions with Related Parties
Schedule of Related Party Transactions
	December 31, 2012	June 30 2013
Balance Sheet
Due to related party - Cardiff Marine Inc.	$(2,080)	$-
Due to related party - Tri-Ocean Heidmar	(43)	(43)
Due to related party - Cardiff Tankers	(2)	(105)
Due to related party - Fabiana	(918)	-
Due to related party -Vivid	(1,707)	-

Due to related party - Total	(4,750)	(148)
Due from related party - TMS Bulkers	30,473	30,608
Due from related party - TMS Tankers	9,270	11,053
Due from related party - Sigma and Blue Fin pool	943	164
Due from related party - Total	40,686	41,825
Advances for vessels and drillships under construction - TMS Bulkers/ TMS Tankers, for the year/ period	7,648	3,545
Vessels, drilling rigs, drillships, machinery and equipment, net - TMS Bulkers/ TMS Tankers, for the year/period	7,472	6,815
Trade Accounts Receivable- Accrued Receivables- Sigma and Blue Fin pools	818	858
Other current assets - Sigma and Blue Fin pool	2,658	454
Other non-current assets - Sigma and Blue Fin pool	$275	$275

	Six month period ended June 30,
Statement of Operations	2012	2013
Voyage Revenues - Sigma and Blue Fin pool	15,068	3,588
Service Revenues, net - Cardiff/ Cardiff Drilling	(2,815)	(4,198)
Voyage expenses - TMS Tankers	(249)	(676)
Voyage expenses - TMS Bulkers	(1,872)	1,288
Voyage expenses – Cardiff Tankers	(31)	(634)
Gain on sale of assets – commissions - TMS Bulkers	(1,180)	-
Contract termination fees and other	-	(23,048)

General and administrative expenses:
Consultancy fees – Fabiana	(1,757)	(1,768)
Consultancy fees – Vivid	(8,033)	(6,482)
Consultancy fees - Basset	(1,983)	(566)
Management fees - TMS Tankers	(2,299)	(4,037)
Management fees - TMS Bulkers	(13,711)	(13,302)

Rent	(24)	-
Amortization of CEO stock based compensation	(6,297)	(3,344)
(Per day and per quarter information in the note below is expressed in United States Dollars/Euros)